UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2011
                                                -------------

Check here if Amendment [  ]: Amendment Number:   _______________

     This Amendment (Check only one): [  ]  is a restatement
                                      [  ]  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:       Woodbine Capital Advisors LP
Address:    499 Park Avenue, 16th Floor
            New York, New York 10022

Form 13F File Number:  028-14209
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Joshua Berkowitz
Title: Chief Executive Officer and Chief Investment Officer
Phone: 212-351-9200

Signature, Place and Date of Signing:

  /s/ Joshua Berkowitz             New York, New York         August 12, 2011
-------------------------         --------------------        ---------------
       [Signature]                    [City, State]              [Date]

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]   13F  COMBINATION REPORT. (Check here if a portion of the holdings for this
      reporting   manager  are  reported  in  this  report  and  a  portion  are reported  by  other  reporting  manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                              0
                                                   -------------------------
Form 13F Information Table Entry Total:                        35
                                                   -------------------------
Form 13F Information Table Value Total:                    $2,292,197
                                                   -------------------------
                                                         (in thousands)

List of Other Included Managers:

Provide  a  numbered list of  the name(s) and Form 13F file   number(s)  of  all
institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


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                                                    WOODBINE CAPITAL ADVISORS LP
                                                     FORM 13F INFORMATION TABLE
                                                    Quarter Ended June 30, 2011

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                                                          VALUE     SHRS OR   SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
                                                         -------    --------  ---  ----  ----------  --------  ---------------------
       NAME OF ISSUER      TITLE OF CLASS     CUSIP     (x$1000)    PRN AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE      SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
ACACIA RESH CORP           ACACIA TCH COM    003881307    1,835     50,000    SH            SOLE                 50,000
ALLIED NEVADA GOLD CORP    COM               019344100    1,412     40,000    SH            SOLE                 40,000
BAIDU INC                  SPON ADR REP A    056752108    9,949     71,000    SH            SOLE                 71,000
BARCLAYS BK PLC            IPTH S&P VIX NEW  06740C261   79,539  3,762,500    SH   PUT      SOLE              3,762,500
CABOT OIL & GAS CORP       COM               127097103    8,070    121,700    SH            SOLE                121,700
CADENCE DESIGN SYSTEM INC  COM               127387108    1,056    100,000    SH            SOLE                100,000
CELANESE CORP DEL          COM SER A         150870103    2,132     40,000    SH            SOLE                 40,000
CENOVUS ENERGY INC         COM               15135U109   14,929    395,470    SH            SOLE                395,470
CUMMINS INC                COM               231021106   18,608    179,800    SH            SOLE                179,800
DOW CHEM CO                COM               260543103   25,200    700,000    SH   CALL     SOLE                700,000
DOW CHEM CO                COM               260543103   68,189  1,894,126    SH            SOLE              1,894,126
EASTMAN KODAK CO           COM               277461109    1,432    400,000    SH   CALL     SOLE                400,000
FEDEX CORP                 COM               31428X106    2,371     25,000    SH            SOLE                 25,000
FLOWSERVE CORP             COM               34354P105    1,648     15,000    SH            SOLE                 15,000
GAFISA S A                 SPONS ADR         362607301    9,819  1,037,900    SH            SOLE              1,037,900
GOLAR LNG LTD BERMUDA      SHS               G9456A100    2,093     60,000    SH            SOLE                 60,000
HALLIBURTON CO             COM               406216101   32,895    645,000    SH            SOLE                645,000
HEARTLAND PMT SYS INC      COM               42235N108    1,030     50,000    SH            SOLE                 50,000
ISHARES TR                 MSCI EMERG MKT    464287234    9,520    200,000    SH   CALL     SOLE                200,000
ITAU UNIBANCO HLDG SA      SPON ADR REP PFD  465562106   19,349    821,600    SH            SOLE                821,600
LYONDELLBASELL INDUSTRIES  SHS - A -         N53745100   38,520  1,000,000    SH   CALL     SOLE              1,000,000
LYONDELLBASELL INDUSTRIES  SHS - A -         N53745100   60,708  1,576,017    SH            SOLE              1,576,017
MARKET VECTORS ETF TR      GOLD MINER ETF    57060U100    5,241     96,000    SH            SOLE                 96,000
ORACLE CORP                COM               68389X105    1,975     60,000    SH            SOLE                 60,000
PETROHAWK ENERGY CORP      COM               716495106    3,466    140,500    SH            SOLE                140,500
SCHLUMBERGER LTD           COM               806857108   28,219    326,610    SH            SOLE                326,610
SPDR S&P 500 ETF TRUST     TR UNIT           78462F103  950,184  7,200,000    SH   CALL     SOLE              7,200,000
SPDR S&P 500 ETF TRUST     TR UNIT           78462F103  818,214  6,200,000    SH   PUT      SOLE              6,200,000
STARBUCKS CORP             COM               855244109    1,580     40,000    SH            SOLE                 40,000
TALISMAN ENERGY INC        COM               87425E103    2,054    100,000    SH            SOLE                100,000
TIVO INC                   COM               888706108    2,058    200,000    SH            SOLE                200,000
UNITED CONTL HLDGS INC     COM               910047109   18,188    803,700    SH            SOLE                803,700
VALERO ENERGY CORP NEW     COM               91913Y100   34,775  1,360,000    SH   CALL     SOLE              1,360,000
VALERO ENERGY CORP NEW     COM               91913Y100   12,785    500,000    SH            SOLE                500,000
YPF SOCIEDAD ANONIMA       SPON ADR CL D     984245100    3,154     70,000    SH            SOLE                 70,000
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